SUMMARY OF FAIR VALUE OF STOCK WARRANTS (Details)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%
Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	5 years
Expected stock price volatility	56.83%
Risk- free interest rate	4.16%
Expected dividends	0.00%